Note 9 - Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Federal Income Tax Note [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Current expense	$4,283	$3,133	$1,013
Deferred expense (benefit)	(27)	(1,299)	14
Change in deferred tax valuation allowance	0	0	485
Total	$4,256	$1,834	$1,512

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(In Thousands of Dollars)	2012	2011	2010
Tax at statutory rate	$5,177	$2,610	$1,846
Effect of tax-exempt interest	(479)	(443)	(489)
Deferred tax valuation allowance	0	0	485
Other	(442)	(333)	(330)
Federal income taxes	$4,256	$1,834	$1,512

Effective tax rate	29%	25%	29%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(In Thousands of Dollars)
	2012	2011
Deferred tax assets:
Allowance for loan losses	$7,256	$7,147
Deferred compensation	655	718
Losses on capital investments	1,159	1,727
Other	1,254	1,304
Total deferred tax assets	10,324	10,896
Deferred tax liabilities:
Fixed assets	(1,821)	(1,851)
Mortgage servicing rights	(1,697)	(1,563)
Purchase accounting adjustments	(234)	(373)
Unrealized gain on securities available for sale	(1,859)	(1,492)
Other	(428)	(992)
Total deferred tax liabilities	(6,039)	(6,271)
Net deferred tax assets	4,285	4,625
Deferred tax valuation allowance	(1,143)	(1,143)
Net deferred tax assets	$3,142	$3,482